Organization and Principal Activities	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Xiamen Pop Culture Co., Ltd (“Pop Culture” or the “VIE”) was incorporated in Xiamen on March 29, 2007 under the laws of the People’s Republic of China (the “PRC” or “China”). Pop Culture provides living entertainment services and digital entertainment services to corporate clients.

Reorganization

On January 3, 2020, Pop Culture Group Co., Ltd (“Pop Culture Group” or the “Company”) was incorporated as an exempted company with limited liability under the laws of the Cayman Islands.

On January 20, 2020, Pop Culture (HK) Holding Limited (“Pop HK”) was established as a wholly-owned subsidiary of Pop Culture Group formed in accordance with laws and regulations of Hong Kong. Pop HK is a holding company and holds all the equity interests of Heliheng Culture Co., Ltd. (“Former WFOE”), which was established in the PRC on March 13, 2020.

On March 30, 2020, Former WFOE entered into a series of agreements with Pop Culture and the shareholders of Pop Culture who collectively held 93.55% of the shares in Pop Culture, including an Exclusive Services Agreement, an Exclusive Option Agreement, a Share Pledge Agreement, Powers of Attorney, and Spousal Consents (collectively the “Former VIE Agreements”). The Former VIE Agreements are designed to provide Former WFOE with the power, rights, and obligations with respect to Pop Culture as set forth under the VIE Agreements. The Former VIE Agreements obligate Former WFOE to absorb a majority of the risk of loss from business activities of Pop Culture and entitle Former WFOE to receive a majority of Pop Culture’s residual returns. Therefore, the Company believes that Pop Culture should be considered as a Variable Interest Entity under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation.”

Between February and May 2020, the Company and its shareholders undertook a series of corporate actions, including share issuances in February 2020, re-designation of ordinary shares of the Company into Class A and Class B ordinary shares in April 2020, and share issuances and transfers in May 2020. See “Note 18—Ordinary Shares.”

The above-mentioned transactions, including the incorporation of Pop Culture Group, Pop HK, and Former WFOE, the entry into the VIE Agreements, the share issuances, share re-designation, and share transfers, were considered a reorganization of the Company (the “Reorganization”). After the Reorganization, Pop Culture Group ultimately owns 100% equity interests of Pop HK and Former WFOE, and, for accounting purposes, controls and receives the economic benefits of the business operations of Pop Culture and its subsidiaries through the VIE Agreements, which enables Pop Culture Group to consolidate the financial results of Pop Culture and its subsidiaries in its consolidated financial statements under accounting principles generally accepted in the United States of America (“U.S. GAAP”).

On April 3, 2025, the Former WFOE, an indirect wholly owned subsidiary of the Company, with the approval of the audit committee of the board of directors (the “Audit Committee”) of the Company, entered into a series of termination agreements with Xiamen Pop Culture Co., Ltd. (the “VIE”) and its shareholders (the “Termination Agreements”) to terminate that certain series of variable interest agreements among the Former WFOE, the VIE, and its shareholders, which were entered into on February 19, 2021 (the “Original VIE Agreements”). Pursuant to the Termination Agreements, the Former WFOE no longer has the power, rights, and obligations with respect to the VIE as set forth under the Original VIE Agreements, including (a) an Amended and Restated Exclusive Services Agreement, (b) an Amended and Restated Exclusive Option Agreement, (c) an Amended and Restated Share Pledge Agreement, and (d) Powers of Attorney. Furthermore, the Former WFOE releases the VIE shareholders of their equity pledges.

On April 3, 2025, Fujian Hualiu Culture & Sports Industry Development Co., Ltd. (the “New WFOE”), an indirect wholly owned subsidiary of the Company, with the approval of the Audit Committee of the Company, entered into a series of variable interest agreements with the VIE and its shareholders (the “New VIE Agreements”), including (a) an Exclusive Services Agreement, (b) an Exclusive Option Agreement, (c) a Share Pledge Agreement, (d) Powers of Attorney, and (e) Spousal Consents. The New VIE Agreements are designed to provide the New WFOE with the power, rights, and obligations with respect to the VIE as set forth under the New VIE Agreements.

In accordance with ASC 805-50-25, the Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder controls all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries and the VIE have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Furthermore, ASC 805-50-45-5 indicates that the financial statements and financial information presented for prior years shall also be retrospectively adjusted to furnish comparative information.

Acquisition of non-controlling interest in the VIE

On February 9, 2021, the Company issued 106,509 Class A ordinary shares to non-controlling shareholders of Pop Culture to acquire their 6.45% non-controlling interests in Pop Culture. See “Note 18—Ordinary Shares.” On February 19, 2021, the VIE Agreements were amended and restated, through which WFOE is entitled to 100% of the net income of Pop Culture. WFOE is obliged to absorb all risk of loss from business activities of Pop Culture and entitled to receive all its residual returns. Upon the above transactions, the Company consummated the acquisition of non-controlling interest in Pop Culture, and Pop Culture does not have any non-controlling interests anymore.

The consolidated financial statements of the Company included the following entities:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop HK	January 20, 2020	Hong Kong	100%	Investment holding
Heliheng	March 13, 2020	PRC	100%	Consultancy and information technology support
Pop Culture Global Operations Inc.	December 3, 2021	California	100%	Overseas Chinese Pop Culture resource integration and business development
CPFH Holding Limited	December 21, 2023	Hong Kong	100%	Investment holding
Fujian Hualiu Culture & Sports Industry Development Co., Ltd. (formerly known as “Fujian Pupu Shuzhi Sports Industry Development Co., Ltd.”)	July 21, 2022	PRC	100%	Holding sports performance activities
Yi Caishen (Xiamen) Trading Co., Ltd. (“Yi Caishen”)	December 5, 2017	PRC	100%	Trading
Huaya Time (Xiamen) Real Estate Management Co., Ltd. (“Huaya”)	November 27, 2024	PRC	100%	Real estate holding
VIE
Pop Culture	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Shanghai Pupu Sibo Sports Technology Development Co., Ltd. (“Pupu Sibo”)	March 30, 2017	PRC	60% owned by VIE	Event planning and execution
Jiangxi Hualiu Culture Technology Co., Ltd. (former name “Xiamen Pop Network Technology Co., Ltd.”) (“Jiangxi Hualiu”)	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi Culture Communication Co., Ltd. (“Guangzhou Shuzhi”)	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop Digital Industrial Development Co., Ltd. (“Shenzhen Pop”)	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Xiamen Pupu Digital Technology Co., Ltd. (“Pupu Digital”)	June 20, 2022	PRC	100% owned by the VIE	Cultural technology
Hualiu Digital Entertainment (Beijing) International Culture Media Co., Ltd. (“Hualiu Digital”)	April 14, 2022	PRC	100% owned by the VIE	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd. (“Zhongpu Shuyuan”)*	March 30, 2022	PRC	54% owned by the VIE	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd. (“Xiamen Qiqin”)	October 18, 2021	PRC	54% owned by the VIE	IPC License
Xiamen Pop Shuzhi Culture Communication Co., Ltd. (“Pop Shuzhi”)	May 16, 2022	PRC	100% owned by the VIE	Online and offline advertising marketing and exhibitions
Xiamen Hualiu Music Culture Communication Co., Ltd. (“Hualiu Music”) **	May 29, 2024	PRC	40% owned by the VIE	Online and offline music products
Xiamen Hand in Hand Network Technology Co., Ltd. (“Hand in Hand”)	October 25, 2021	PRC	99% owned by the VIE	Online and offline advertising marketing and exhibitions
VIE’s subsidiaries disposed of or deregistration
Fujian Shuzhi Fuxin Exhibition Co., Ltd.	Deregistration on October 7, 2023	PRC	Formerly 51% owned by the VIE
Shenzhen JamBox Technology Co., Ltd. (“Shenzhen JamBox”)	Disposed of on January 22, 2024	PRC	From 56% owned VIE subsidiary to 20% investment
Xiamen Pupu Investment Co., Ltd. (“Xiamen Pupu Investment”)	Disposed of on March 6, 2024	PRC	Formerly 100% owned by the VIE

*	Zhongpu Shuyuan is 51% owned by Jiangxi Hualiu and 10% owned by Junpu Jiyuan. Junpu Jiyuan is 30% owned by Jiangxi Hualiu.

**	Through an act in concert arrangement with another shareholder, the Company obtained 20% additional voting rights, combined with its 40% equity investment in Hualiu Music, the Company can control Hualiu Music.

Risks in relation to the VIE structure

The Company believes that the VIE Agreements are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements. If the legal structure and the VIE Agreements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of WFOE and the VIE;

●	discontinue or restrict the operations of any related-party transactions between WFOE and the VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which WFOE and the VIE may not be able to comply;

●	require the Company or WFOE and the VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions:

	As of June 30,
	2025	2024

Total assets	51,503,354	$35,586,017
Total liabilities	46,481,038	$26,519,259

	For the fiscal years ended June 30,
	2025	2024	2023

Total revenue	103,089,377	$47,171,853	$18,286,074
Net loss	(6,366,796)	$(7,234,353)	$(14,053,844)

Net cash (used in) provided by operating activities	(1,741,850)	$(4,106,484)	$(2,672,557)
Net cash used in investing activities	642,102	$(132,899)	$(680,272)
Net cash provided by (used in) financing activities	1,740,433	$3,731,488	$683,277

The Company believes that there are no assets in Pop Culture that can be used only to settle specific obligations of Pop Culture except for the registered capital of Pop Culture and non-distributable statutory reserves. As Pop Culture is incorporated as a limited liability company under the PRC Company Law, creditors of Pop Culture do not have recourse to the general credit of the Company for any of the liabilities of Pop Culture. There are no terms in any arrangements, explicitly or implicitly, requiring the Company or its subsidiaries to provide financial support to Pop Culture. However, if Pop Culture were ever to need financial support, the Company may, at its discretion and subject to statutory limits and restrictions, provide financial support to Pop Culture through loans.

Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE, and subsidiaries of the VIE. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period and accompanying notes, including but are not limited to, allowance for credit loss, valuation of investments, advances to suppliers and digital assets, the useful lives of property and equipment and intangible asset, impairment of long-lived assets, deferred cost, and valuation for deferred tax assets. Actual results could differ from those estimates.

Fair value measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Company is responsible for considering the carrying amount of cash and restricted cash, accounts receivable, other receivable, short-term bank loans, accounts payable, taxes payable, and accrued liabilities and other payables based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

Cash

Cash consists of cash on hand and cash in banks. The Company maintains certain cash with various financial institutions in mainland China, Hong Kong, and Cayman. As of June 30, 2025 and 2024, cash balances of the Company were $2,605,111 and $230,563, respectively. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Restricted cash

Cash that is restricted as to withdrawal is reported separately on the Consolidated Balance Sheets and is included in total cash in the Consolidated Statements of Cash Flows. Restricted cash mainly is required cash deposits reserved for bank promissory note.

Credit losses

From July 1, 2023, the Company adopted ASU 2016-13 Financial Instruments - Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments, which replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under CECL is applicable to financial assets measured at amortized cost, including accounts receivable and other receivables. The Company uses the roll-rate method to measure the expected credit losses of account receivables on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each period end of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-rate method for both current conditions and forecasts of economic conditions. The Company adopted ASC Topic 326 using the modified retrospective method in scope of the standard. Results for reporting periods beginning after July 1, 2023 are presented under ASC Topic 326, while prior period amounts continue to be reported in accordance with previously applicable GAAP. The Company recorded a decrease to opening retained earnings of $1,258,718 as of July 1, 2023 due to the cumulative impact of adopting ASC Topic 326. Upon adoption, the Company recorded a credit loss of $8,667,483 and $8,330,357 for the fiscal year ended June 30, 2025 and 2024.

Expected provision for credit losses are included in the consolidated statements of operations and comprehensive income (loss). After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Investment in films

Investment in films represents the investment into film projects with the expectation that the capital gain upon liquidating the projects when the total tickets income of the films are collected and cost are paid. Investment in films is initially measured at cost and subsequently considered impairment if necessary.

Accounts receivable, net

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses. Allowance for credit losses for accounts receivable amounted to $20,962,160 and $12,161,634 as of June 30, 2025 and 2024, respectively.

Operating lease income receivable and deferred operating income receivable

The contractual lease payment increases are recognized evenly over the term of the lease. The uncollected balance for the contractual lease payment is recorded as “operating lease income receivable”. The periodic difference between lease revenue recognized under this method and contractual lease payment terms is recorded as “Deferred operating lease income receivable ” on the Company’s consolidated balance sheets.

Digital assets

Digital assets primarily consist of Non-Fungible Token (“NFT”) developed by the Company. For the fiscal year ended June 30, 2024, the Company built NFTs through its own upload-chain work and based on the unique pictures purchased from third parties. Digital assets held are accounted for as intangible assets with indefinite useful lives and are subject to impairment losses if the fair value of digital assets decreases below the carrying value at any time during the period. During the fiscal year ended June 30, 2025 and 2024, the impairment charge were $140,586 and $600,000, respectively.

Advances to suppliers

Advances to suppliers primarily consist of the prepayments to the service and materials suppliers for the Company’s event hosting, planning, and execution, and brand promotion. The Company maintains an allowance for credit loss to state prepayments at their estimated realizable value based on a variety of factors, including the possibility of releasing the prepayments into services and materials, significant one-time events, and historical experience.

Property and equipment, net

Property and equipment comprise office building, equipment, motor vehicles, and leasehold improvement. They are recorded at cost less accumulated depreciation and impairment loss, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Building	20 Years
Office equipment	3 to 5 Years
Motor vehicles	4 Years
Leasehold improvement	Shorter of useful life or lease term

Intangible asset, net

Intangible asset is stated at cost less accumulated amortization and impairment loss, if any, and amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. The balance of intangible asset represents a software that the Company purchased externally and is amortized straight-line over 10 years in accordance with the way the Company estimates to generate economic benefits from such software. The software belongs to Shenzhen JamBox, which was disposed of in January 2024.

Assets held for sale

Assets held for sale represents the advance payment for equity investment in China Ailia International Holdings Co. Ltd. (“China Ailia”), which was determined by the management to sell out.

Goodwill

Goodwill represents the excess of the fair value of consideration given over the fair value of the tangible assets and liabilities and identifiable intangible assets of businesses acquired. The Company review goodwill annually for impairment or more frequently if events or circumstances indicate that assets might be impaired. We have the option to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test. Where we perform the quantitative test, we determine the fair value using the income approach. In the income approach, we utilize a discounted cash flow analysis, which involves estimating the expected after-tax cash flows that will be generated by each reporting unit and then discounting those cash flows to present value, reflecting the relevant risks associated with each reporting unit and the time value of money. This approach requires the use of significant estimates and assumptions, including forecasted revenue growth rates, forecasted EBITDA margins, and discount rates. Our forecasts are based on historical experience, current backlog, expected market demand, and other industry information.

Impairment of long-lived assets other than goodwill

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company recorded the impairment charge of $nil, $4.6 million, and $1.1 million for intangible assets, and prepayment of brand authorization for the fiscal years ended June 30, 2025, 2024, and 2023, respectively. Meanwhile, the Company reversed an impairment for other long-term assets of $140,000.

Right-of-use assets

The Company has several operating leases for office and apartments for sublease, including an option to renew which is not at the Company’s sole discretion. The renewal to extend the lease term is not included in the Company’s right-of-use (“ROU”) assets and lease liability as it is not reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and lease liability. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

Effective July 1, 2017, the Company adopted ASC 842, Leases using a modified retrospective transition method. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. Adoption of ASC 842 resulted in the recording of operating lease ROU assets and corresponding operating lease liability as disclosed in “Note 16—Lease” and had no impact on accumulated profit as of July 1, 2017. ROU assets and related lease obligation are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The Company’s lease is classified as operating lease for the office space and apartments for sublease. Operating lease ROU assets are presented within non-current assets on the consolidated balance sheet and the operating lease liability is classified as current and non-current on the consolidated balance sheet.

Value added tax (“VAT”)

The Company’s affiliated entities in the Hong Kong, United States, PRC, including WFOE, Pop Culture, and subsidiaries of Pop Culture, are subject to PRC VAT for providing services. The applicable VAT rate for these companies was 6% for the fiscal years ended June 30, 2025, 2024, and 2023.

The amount of VAT liability is determined by applying the applicable tax rates to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company reports revenue net of PRC VAT for all the periods presented in the consolidated statements of operations.

Operating lease liability

Lease where substantially all the reward and risk of ownership of asset remain with the leasing company is accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Revenue recognition

On July 1, 2017, the Company adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective approach. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial statements.

ASC 606 establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from the Company’s contracts to provide services to customers. The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company mainly generates revenue from live entertainment, digital entertainment, and other services.

1.	Live entertainment –

(i)	Event hosting: The Company regularly hosts live concerts and Chinese Pop Culture events, and operates Chinese Pop Culture related online programs. The portfolio of Chinese Pop Culture events includes a stage play, dance competitions, cultural and musical festivals, and promotional parties. The Company started to operate online Chinese Pop Culture programs since 2020. The portfolio of online Chinese Pop Culture programs includes street dance tutorial programs, collections of street dance performances videos, and collections of short music videos on trendy shoes and clothes related to Chinese Pop Culture. The Company generates revenue from concerts, Chinese Pop Culture events, and online Chinese Pop Culture programs by providing sponsorship packages to advertisers in exchange for sponsorship fees or by selling tickets for those concerts.

(ii)	Event planning and execution: The Company provides customized event planning and execution services upon requests from its customers, including design, logistics, layout of events, and coordination and supervision of the actual event set-up and implementation, and generates revenue through service fees.

(iii)	Singer performance or singer facilitating: The Company co-ordinates singers to perform in certain concerts or events as request by the customers. The singers coordinated may be the Company’s signed-off singers or other companies’ signed-off singers. Either way, the Company can receive the proceeds from customers for the service rendered.

Digital entertainment (formerly named “Brand promotion”) –

The Company provides integrated branding services primarily including the tailor-made digital marketing strategy design and placement on different media platforms based on the customers’ needs in different industries, such as consumer goods, advertising and marketing, and media, as the single performance obligation.

2.	Other services –

The Company sells digital collections to individual collectors, provides Software-as-a-Service (“SaaS”) software services to Chinese Pop Culture dance training institutions for service fees, and develop software for customers. The Company also provides other offline promotion agent services to customers in connection with entertainment activities. The Company also provides lease space to customers to collect cash stream.

3.	Revenue recognition

The Company accounts for a contract of live entertainment, digital entertainment when it has legally enforceable rights and obligations and collectability of consideration is probable. Each contract typically contains one single performance obligation, which is to deliver a successful event, activity. Media product, qualified online program or video, or brand solution, and the contract price is fixed. Contract terms typically include a customary requirement for payment within 90 days after the Company successfully provides services, which is indicated by the customer’s signed acknowledgement of completion on such event, activity, online program, or brand solution by providing the Company with completion confirmation forms.

For event hosting and event planning and execution, revenue is recognized at a point of time when services are successfully provided (e.g., upon successful carryout of an event), which is indicated by the customer’s acknowledgement of completion on such event, activity, online program, or video, as the customer neither simultaneously receives the benefits provided by the Company’s performance nor controls an increasingly enhanced asset or an asset with an alternative use to the customer as the Company performs. Event hosting and event planning and execution are generally short term, which usually take less than three months. As the Company need to arrange and integrate all components to host or execute an event, which indicates the Company controls the event before transferred to customers, the Company is identified as a principal and recognize the revenue on a gross basis.

For singer performance and singer facilitating service, revenue is recognized at a point of time when services are successfully provided (e.g. singer successfully performed in a concert), which is indicated by the customer’s acknowledgement of receiving of singer’s performance as agreed upon, because the customer neither simultaneously receives the benefits provided by the Company’s service nor controls an increasingly enhanced asset or an asset with an alternative use to the customer during the period the Company and singer is preparing or conducting the performance until performance is completed. In certain cases, the singers as agreed in the contract is the sign-off singer of the Company, which means the Company need to spend cost to train and cultivate the singer, and in return, the Company has the exclusive right to request the singers to perform as agreed upon. In this case, as the Company takes the risk of singer and has the exclusive right, which indicates the Company controls the service from singer before transferred to customers, the Company is identified as a principal and recognize the revenue on a gross basis. While in other cases, if the singers are not the sign-off singers of the Company, and the Company did not have additional input (other than facilitating service) into the service deliver to the customers, the Company is identified as an agent and recognize the revenue on a net basis.

For digital entertainment, revenue is recognized over time during the contract period under input method according to the actual placement. The Company is the primary obligator and bearing the service risk of the branding promotion services, and has discretion in establishing the price for the service. Therefore, the Company is identified as a principal and recognize the revenue on a gross basis.

For lease income, operating lease income is recognized on the straight-line method of accounting generally from the date the lessee takes possession of the space. Accordingly, contractual lease payment increases are recognized evenly over the term of the lease. The periodic difference between lease revenue recognized under this method and contractual lease payment terms is recorded as “Deferred operating lease income receivable, net” on the Company’s consolidated balance sheets.

For digital collections, the operating entities sell digital collections through its own digital collection sales platform. After the customer purchases the digital collection issued on the platform and the digital collection is delivered to the customer, the revenue is recognized.

For SaaS software services, revenue is recognized after the completion of the service provision. The PRC operating entities reach an annual framework service contract with the customer and charge a one-time service fee. Revenue is recognized on a monthly average basis within the service period.

For software development, revenue is recognized upon customer acceptance. The Company contracts with customers to develop customized software for them, and contracts with third parties to undertake the development.

For offline promotion services, revenue is recognized upon customer acceptance. The Company outsourced the whole service work to a third party.

The Company reports revenue on a gross basis for living entertainment and digital entertainment, and other services (except for software development, non-sign-off singer facilitating service and offline promotion service), as the Company takes risk and control of the event, activities, online program, or brand solution before they are transferred to customers. While in terms of software development, non-sign-off singer facilitating service and offline promotion service, the Company reports revenue on a net basis since it only arranges third parties to provide the services, instead of taking the risk and control of the development resources or service procedures.

The Company applies a practical expedient to make no adjustment for the promised amount of consideration for the effects of a significant financing component as the Company expects, at contract inception, that the period between when the Company transfers a promised service to a customer and when the customer pays for that service will be one year or less.

The following table identifies the disaggregation of the Company’s revenue for the fiscal years ended June 30, 2025, 2024, and 2023 respectively:

	For the fiscal years ended June 30,
	2025	2024	2023
Revenue from operations:
Live entertainment	10,000,465	$7,490,861	$8,480,780
Digital entertainment	95,316,211	39,611,817	9,650,274
Other revenue	2,316,093	279,240	412,189
Total revenue	107,632,769	$47,381,918	$18,543,243

4.	Contract liability

The Company presents the consideration that a customer pays before the Company transfers a service to the customer as a contract liability when the payment is made. Contract liability is the Company’s obligation to transfer services to a customer for which the Company has received consideration from the customer. As of June 30, 2025 and 2024, the balance of contract liability amounted to $1,872,503 and $3,171,786, respectively, and the movement of contract liability was as below.

Amount
June 30, 2022	$47,710
Addition	393,003
Recognized as revenue within the fiscal year ended June 30, 2023	(47,710)
June 30, 2023	393,003
Addition	8,069,950
Recognized as revenue within the fiscal year ended June 30, 2024	(5,291,167)
June 30, 2024	3,171,786
Addition	17,622,364
Recognized as revenue within the fiscal year ended June 30, 2025	(18,921,647)
June 30, 2025	$1,872,503

The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

(v) Cost of revenue

Cost of revenue consists primarily of event design costs, online program production costs, date promotion fee, salary and benefits expenses, materials costs, and other related expenses.

(w) Selling and marketing expenses

Selling and marketing expenses consist primarily of travelling expenses, advertising expenses and salaries, and other compensation-related expenses to sales and marketing personnel. The Company expenses all advertising costs as incurred. For the fiscal years ended June 30, 2025, 2024, and 2023, advertising expenses amounted to $nil, $59,327, and $1,518,981, respectively.

General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses and benefits for employees involved in general corporate functions and those not specifically dedicated to research and development activities, depreciation and amortization of fixed assets which are not used in research and development activities, legal and other professional services fees, rental, and other general corporate related expenses.

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position as of June 30, 2025 and 2024.

The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 (approximately $14,381). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. As of June 30, 2025, the tax years ended December 31, 2019 through December 31, 2024 for the Company’s affiliated entities in the PRC remain open for statutory examination by PRC tax authorities.

Foreign currency translation

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of the Company’s affiliated entities located in China is the Renminbi (“RMB”). For the entities whose functional currency is RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into USD are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The consolidated balance sheet amounts, with the exception of equity, at June 30, 2025 and 2024 were translated at RMB7.1636 to $1.00 and at RMB7.2672 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the fiscal years ended June 30, 2025, 2024, and 2023 were RMB7.2143 to $1.00, RMB7.2248 to $1.00, and RMB6.9534 to $1.00, respectively.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (for example, convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The Company had no dilutive securities as of and for the fiscal years ended June 30, 2025, 2024, and 2023.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to USD is reported in other comprehensive income (loss) in the consolidated statements of operations and comprehensive income (loss).

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Concentration and credit risk

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions require submitting a payment application form together with suppliers’ invoices, shipping documents, and signed contracts.

The Company maintains certain bank accounts in the PRC, Hong Kong, and Cayman Islands. In China, a company’s deposits at one bank are insured for a maximum of RMB500,000 (USD70,000) in the event of bank failure. According to press release of China Securities Times and China News on July 13, 2023, Hong Kong Monetary Authority proposed that the upper limit of deposit protection in Hong Kong be enhanced to HK$800,000 (USD100,000) from HK$500,000 (USD64,000). In Cayman Islands, deposits are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of June 30, 2025 and 2024, $1,045,776 and $218,727 of the Company’s cash were on deposit at financial institutions in the PRC, respectively, $1,556,810 and $11,239 of the Company’s cash were on deposit at financial institutions in Hong Kong, respectively, and $2,525 and $597 of the Company’s cash were on deposit at financial institutions in Cayman Islands, respectively.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenue and accounts receivable with specific customers. For the fiscal year ended June 30, 2025 three major customers accounted for approximately 21%, 20% and 12% of the Company’s total revenue, respectively For the fiscal year ended June 30, 2024, two major customers accounted for approximately 34% and 10% of the Company’s total revenue, respectively. For the fiscal year ended June 30, 2023, three major customers accounted for approximately 10%, 10%, and 9% of the Company’s total revenue, respectively. As of June 30, 2025, the top five customers accounted for 70% of accounts receivable as of June 30, 2025, with each customer representing 19%, 18%, 16%, 10%, and 7% of the accounts receivable balance, respectively. As of June 30, 2024, the top five customers accounted for 75% of accounts receivable as of June 30, 2024, with each customer representing 27%, 17%, 16%, 10%, and 5% of the accounts receivable balance, respectively. As of June 30, 2023, the top five customers accounted for 68% of accounts receivable as of June 30, 2023, with each customer representing 31%, 19%, 7%, 6%, and 5% of the accounts receivable balance, respectively.

For the fiscal year ended June 30, 2025, the Company purchased approximately 10.7%, and 9.5% of its services from two major suppliers, respectively. For the fiscal year ended June 30, 2024, the Company purchased approximately 17.3%, and 9.7% of its services from two major suppliers, respectively. For the fiscal year ended June 30, 2023, the Company purchased approximately 16.56%, 12.91%, and 10.61% of its services from three major suppliers, respectively.

Segment reporting

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical segments are presented.

Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests, and other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in “Note 16—Related Party Transactions.”

Non-controlling interests

A non-controlling interest in the VIE represents the portion of the equity (net assets) in the VIE that has not been pledged to WFOE, consequently not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income and other comprehensive income are attributed to controlling and non-controlling interests respectively.

On February 9, 2021, the Company issued 106,509 Class A ordinary shares to non-controlling shareholders of Pop Culture to acquire their 6.45% non-controlling interests in Pop Culture. See “Note 18—Ordinary Shares.” On February 19, 2021, the VIE Agreements were amended and restated, through which WFOE is entitled to 100% of the net income of Pop Culture. Upon this transaction, the Company consummated the acquisition of non-controlling interest in Pop Culture.

On March 30, 2022, Zhongpu Shuyuan was incorporated, 46% of which represented a non-controlling interest. Non-controlling interest of Zhongpu Shuyuan was included in the consolidated financial statements.

On October 18, 2021, Xiamen Qiqin was incorporated, 46% of which represented a non-controlling interest. Non-controlling interest of Xiamen Qiqin was included in the consolidated financial statements.

On May 18, 2022, Fujian Shuzhi was incorporate. Fujian Shuzhi was dissolved and deregistered on October 7, 2023. Therefore, as of June 30, 2025, no non-controlling-interest of Fujian Shuzhi was included in the balance sheet of non-controlling interest.

On May 29, 2024, Hualiu Music was incorporated. The Company owns 40% equity interest of Hualiu Music and obtains 20% voting right from another shareholder, which enable the Company to control Hualiu Music. Therefore, 60% of Hualiu Music represented a non-controlling interest. Non-controlling interest of Hualiu Music was included in the consolidated financial statements.

On June 28, 2024, the Company sold 40% equity interest of Pupu Sibo to a third party, which resulted in a non-controlling interest on the balance sheet while no net income was allocated to non-controlling interest in connection of Pupu Sibo.

On February 10, 2025, Hand in Hand was acquired by the Company, 1% of which represented a non-controlling interest. Non-controlling interest of Hand in Hand was included in the consolidated financial statements.

Recent accounting pronouncements

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. This ASU will become effective for each amendment on the date on which the SEC removes the related disclosure from its regulations. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.